IPO PLUS

                                AFTERMARKET FUND

Dear IPO Plus Fund Shareholder,

It will come as no surprise to you that the past several months was possibly the worst ever period for initial public offerings and growth stocks in a generation. During the recessions of 1990 and 1983 as well as the stock market crash in 1987, IPO issuance slowed down for a month or two and then resumed. The only period during the last 100 years when IPO issuance was continuously sluggish was in the early 1970s when a domestic recession, the Vietnam War and the inauguration of Lyndon Johnson's Great Society social programs created a country that was economically discouraged, divided over the war and over-taxed.

The IPO Plus Fund's total return for the six months ended March 31, 2001, was -62.20% as compared with a 13.59% total return for the Russell 2000 and -49.90% for the Nasdaq. While we avoided the dot-com blowup, the IPO Plus Fund was heavily invested in Internet infrastructure companies that were particularly hurt by the economic downturn. We have significantly reduced the IPO Plus Fund's holdings in telecommunications infrastructure and have increased exposure to the growing power generation market.

There are signs that the IPO market and Nasdaq stocks are emerging from their comas. The IPO pipeline has been pruned so much that only the strongest companies are able to go public. The monopolization of the IPO market by Internet and technology companies appears to be over. The calendar of IPOs slated to go public this spring and summer is diverse, ranging from food giant Kraft to wholesale electric company Aquila. There will be "new economy" IPOs, to be sure, but they will have proven track records and experienced management teams. The tone of the stock market may have been bleak these past months, but innovation and restructuring of industry for greater efficiency has continued.

We believe that the ingredients of a market recovery are in place: lower interest rates, more liquidity from the central banks and an approaching tax cut. As fellow IPO Plus Fund shareholders, we believe we are at the beginning of a powerful IPO cycle.

Sincerely,

Renaissance Capital
May 15, 2001

                              Financial Highlights

 ..........................................................................     .
                 For a Share Outstanding Throughout the Period

                                  Six Months                          Dec. 19,
                                     Ended    Year Ended   Year         1997+
                                   March 31,  Sept. 30,    Ended       Through
                                     2001        2000      Sept. 30,  Sept. 30,
                                                 ----
                                  (unaudited)                 1999       1998
                                  -----------                 ----       ----
Net Asset Value, Beginning

of Period                           $30.48      $18.58       $11.19     $12.50
                                    ------      ------       ------     ------

Income From Investment Operations

Net Investment Loss                 (0.20)      (0.24)       (0.16)     (0.08)
Net Realized and Unrealized
Gain / Loss
                                    (18.76)     12.14         7.55      (1.23)
                                    -------     -----         ----      ------

Total from Investment Operations

                                    (18.96)     11.90         7.39      (1.31)
                                    -------     -----         ----      ------

Net Asset Value, End of Period      $11.52      $30.48       $18.58     $11.19
                                    ======      ======       ======     ======

Total  Return                      (62.20)%     64.05%       66.04%   (10.48)%**

Ratios and Supplement Data

Net Assets, End of Period
    (in Thousands)

                                    $36,252    $117,981     $15,422     $7,288
Ratio of Expenses to Average
    Net Assets

                                     2.50%       2.50%       2.50%      2.50%*
Ratio of Net Investment Loss to
    Average Net Assets

                                    (1.83)%     (0.87)%     (1.17)%    (0.96)%*
Ratio of Expenses to Average Net
    Assets (excluding waivers)

                                     2.72%       2.50%       3.41%      4.54%
Ratio of Net Investment Loss to
    Average Net Assets

(excluding
    waivers)
                                    (2.05)%    (0.87)%      (2.08)%    (2.99)%*

Portfolio Turnover Rate             21.61%      67.54%      145.78%    71.26%*


+     Commencement of Operations
*    Annualized
**  Not Annualized

                          See Notes to Financial Statements

                     Statement of Assets and Liabilities

 ................................................................................




 .
                     As of March 31, 2001 (unaudited)

Assets

Investment Securities, at Value (cost  $76,884,877)               $33,833,518
Deposits with Brokers for Securities Sold Short                     2,521,138
Receivable for Investments Sold                                       829,472
Organizational Costs - Note A                                          39,608
Interest and Dividends Receivable                                      13,429
                                                                       ------
Total Assets                                                       37,237,165
                                                                   ----------

Liabilities

Cash Overdraft                                                         18,414
Securities Sold Short, at Value (proceeds $1,097,463)                 650,000
Payable for Investments Purchased                                     118,750
Payable for Distribution Fees - Note D                                 27,111
Payable for Advisory Fee - Note B                                      26,028
Payable for Administrative Fees - Note C                               23,775
Payable for Shareholder Services Fees - Note D                          8,449
Accrued Expenses                                                      112,707
                                                                      -------
Total Liabilities                                                     985,234
                                                                      -------

Net Assets                                                        $36,251,931
                                                                  ===========

Net Assets Consist of:

Paid-in-Capital                                                  $111,811,908
Accumulated Deficit in Undistributed Net Income                     (637,011)
Accumulated Net Realized Loss on Investments                     (32,319,070)
Net Unrealized Appreciation (Depreciation) on:
        Investment Securities                                    (43,051,359)
        Short Sales                                                   447,463
                                                                      -------

Net Assets                                                        $36,251,931
                                                                  ===========

Net Asset Value, Offering and Redemption Price Per Share ($36,251,931 / 3,148,208 shares of beneficial interest, without par value, unlimited

       number of shares authorized)                                    $11.52
                                                                       ======






                        See Notes to Financial Statements

                             Statement of Operations
                      ..........................................................
               For the Six Months Ended March 31, 2001 (unaudited)

Investment Income

Interest                                                                $158,699
Other Income                                                              71,310
                                                                    --    ------
Total Investment Income                                                  230,009

Expenses

Investment Adviser - Note B

   Basic Fees                                              $520,212
   Less: Fees Waived                                       (75,676)      444,536
                                                           --------
Transfer Agent Fees and Expenses                                          88,857
Shareholder Services Fees - Note D                                        86,702
Distributions Fee - Note D                                                86,702
Administration Fee - Note C                                               64,912
Trustees' Fees - Note E                                                   25,989
Federal and State Registration                                            12,725
Shareholder Reports                                                       12,507
Legal                                                                     11,682
Amortization of Organizational Costs - Note A                             11,525
Custody Fees                                                              10,801
Auditing                                                                   5,378
Other Expenses                                                             4,704
                                                                           -----
Net Expenses                                                             867,020

Net Investment Loss                                                    (637,011)
                                                                       ---------

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:

   Investment Securities                                            (26,935,785)
   Short Sales                                                         4,111,726
                                                                       ---------
Net Realized Loss on Investments                                    (22,824,059)
Net Change in Unrealized Depreciation during the period
on:
   Investment Securities                                            (43,274,674)
   Short Sales                                                         (610,923)
                                                                       ---------
Net Unrealized Depreciation on Investments                          (43,885,597)
                                                                    ------------
Net Realized and Unrealized Loss on Investments                     (66,709,656)
Net Decrease in Net Assets Resulting from Operations               $(67,346,667)
                                                                    ============

                        See Notes to Financial Statements

                     Statement of Changes in Net Assets
                     ...........................................................

                                           Six Months Ended      Year Ended
                                            March 31, 2001     September 30,

                                              (unaudited)           2000
                                               ---------            ----

Decrease in Net Assets from Operations

Net Investment Loss                             $(637,011)         $(917,862)
Net Realized Loss from Investments            (22,824,059)       (10,351,275)
Net Unrealized Appreciation
(Depreciation)
   on Investments                             (43,885,597)            103,759
                                              ------------            -------
Net Decrease in Net Assets

   Resulting from Operations                  (67,346,667)       (11,165,378)
                                              ------------       ------------

Fund Share Transactions

Proceeds from Shares Sold                        3,848,469        187,998,811
Cost of Shares Redeemed                       (18,230,879)       (74,274,026)
                                              ------------       ------------
Net Increase (Decrease) from Fund Share       (14,382,410)        113,724,785
                                              ------------        -----------
   Transactions

Total Increase (Decrease) in Net              (81,729,077)        102,559,407
Assets

Net Assets

Beginning of Period                            117,981,008         15,421,601
                                               -----------         ----------
End of Period                                  $36,251,931       $117,981,008
                                               ===========       ============

Increase in Fund Shares Issued

Number of Shares Sold                              199,026          5,349,071
Number of Shares Redeemed                        (921,097)        (2,308,747)
                                                 ---------        -----------
Net Increase (Decrease) in Fund Shares           (722,071)          3,040,324
                                                 =========          =========


















                          See Notes to Financial Statements

                     Notes to Financial Statements

        ........................................................................
                           March 31, 2001 (unaudited)

The IPO Plus Aftermarket Fund ("IPO+ Fund") is a series of Renaissance Capital Greenwich Funds ("Renaissance Capital Funds"), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO+ Fund.

The investment objective of the IPO+ Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are followed by the IPO+ Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the IPO+ Fund's Board of Trustees.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is the IPO+ Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. DISTRIBUTIONS TO SHAREHOLDERS: The IPO+ Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

4. ORGANIZATIONAL COSTS: Costs incurred by the IPO+ Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

5. OTHER: Security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, a registered investment adviser, the IPO+ Fund agrees to pay Renaissance Capital an annual fee equal to 1.50% of the average daily net assets of the IPO+ Fund and payable monthly. Additionally, Renaissance Capital has voluntarily agreed to defer or waive fees or absorb some or all of the expenses of the IPO+ Fund in order to limit Total Fund Operating Expenses to 2.50%. During the six months ended March 31, 2001, Renaissance Capital deferred fees of $75,676. These deferrals are subject to later recapture by Renaissance Capital for a period of three years. Total deferrals subject to recapture by Renaissance Capital are $240,112.

                                                   Notes to Financial Statements
                                                    .        ...................
                                   (continued)

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the "Administration Agreement"), the Administrator generally supervised certain operations of the IPO+ Fund, subject to the over-all authority of the Board of Trustees. For its services, the Administrator receives a fee on the value of the IPO+ Fund computed daily and payable monthly, at the annual rate of eighteen one-hundredths of one percent (0.18%) on the first $50 million of average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum of $75,000 plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The IPO+ Fund has adopted a Distribution and Shareholder Services Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the IPO+ Fund, as determined from time to time by the Board of Trustees, to pay up to 0.50% of the IPO+ Fund's average daily net assets for distribution and shareholder servicing.

Total annual fee for distribution of the IPO+ Fund's shares which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the IPO+ Fund by customers of the broker-dealers or distributors.

Each shareholder servicing agent receives an annual fee which is payable monthly up to 0.25% of the average daily net assets of shares of the IPO+ Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

To discourage short-term investing and recover certain administrative, transfer agency, shareholders servicing and other costs associated with such short-term investing, the IPO+ Fund charges a 2% fee on such redemptions of shares held 90 days or fewer. Such fees amounted to $34,879 for the six months ending March 31, 2001, representing 0.10% of average net assets.

E. TRUSTEES' FEES: Beginning January 1, 2000, Trustees' fees are $6,000 per year plus $1,000 for each meeting attended. Prior to that date, the Trustees had agreed to waive their fees.

F. PURCHASES AND SALES: For the six months ended March 31, 2001, the IPO+ Fund made purchases of approximately $13,302,685 and sales of approximately $26,938,251 of investment securities other than long-term U.S. Government and short-term securities.

G. SHORT SALES AND SEGREGATED CASH: Short sales are transactions in which the IPO+ Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the IPO+ Fund must borrow the security to deliver to the buyer upon the short sale; the IPO+ Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The IPO+ Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the IPO+ Fund replaces the borrowed security. The IPO+ Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The IPO+ Fund maintains the collateral in segregated accounts consisting of cash an/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum requirements.

The IPO+ Fund may also sell short "against the box" (i.e. the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short). If the IPO+ Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the IPO+ Fund as collateral while the short sale is outstanding.

                                                   Notes to Financial Statements
                                         .......................................
                                   (continued)

H. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      The IPO Plus Aftermarket Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        Portfolio of Investments

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    As of March 31, 2001 (unaudited)
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   Shares                  Value

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Common Stock                                                77.1%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Business Services                             0.7%

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Aether Systems, Inc.*                                                $   260,000
                                                                          20,000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Computer Equipment                            2.5%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gemplus International SA*
                                                     5,000                52,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Palm, Inc.*
                                                   100,000               840,630
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         893,130

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Computer Software                             0.4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Informax, Inc.*
                                                    35,000               157,500
--------------------------------------------------------------------------------
------------------------------------------------------------------------------ -

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Electronic Components /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semiconductor Manufacturing                   5.4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Axcelis Technologies, Inc.*
                                                    30,000               346,875
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Entegris, Inc.*
                                                    50,000               365,625
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Transmeta Corp.*
                                                    65,000             1,251,250
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       1,963,750

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Energy Alternatives                          14.7%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Active Power, Inc.*
                                                    37,000               751,563
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Capstone Turbine Corp.*
                                                    97,000             2,752,375
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NRG Energy, Inc.*
                                                    50,000             1,820,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       5,323,938

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial                                     1.9%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
E*Trade Group, Inc.*
                                                   100,000               698,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
----------------- --------------------------------------------------------------
Health Care                                  15.8%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diversa Corp.*
                                                    37,500               567,188
------- ------------------------------------------------------------------------
--------------------------------------------------------------------------------
Genentech, Inc.*
                                                    60,000             3,030,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Invitrogen Corp.*
                                                    30,000             1,645,500
------------------- ------------------------------------------------------------
--------------------------------------------------------------------------------
Specialty Laboratories, Inc.*
                                                    20,000               490,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       5,732,688

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Internet - Services                           4.5%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HomeStore.com, Inc.*
                                                    45,100             1,071,125
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Universal Access, Inc.*
                                                   100,000               570,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       1,641,125

--------------------------------------------------------------------------------
------------------------------------------------------------------------------ -

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   Shares                  Value

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Internet - Software                           1.5%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ariba, Inc.*                                                         $   276,720
                                                                          35,000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TIBCO Software, Inc.*
                                                    30,000               255,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         531,720

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leisure                                       6.4%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Radio One, Inc., Class A*
                                                    43,000               755,188
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Radio One, Inc., Class D*
                                                   101,000             1,552,875
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       2,308,063

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Retail - Restaurant                           2.6%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AFC Enterprises, Inc.*
                                                    50,000               962,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Telecom Cellular                              8.5%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AT&T Wireless Group*
                                                   130,000             2,493,400
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Openwave Systems, Inc.*
                                                    30,000               595,200
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       3,088,600

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Telecom Equipment                             9.5%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Avanex Corp.*
                                                    50,000               528,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Avici Systems, Inc.*
                                                    50,000               400,000
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Finisar Corp.*
                                                    50,000               479,690
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ixia*
                                                    50,000               640,625
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Juniper Networks, Inc.*
                                                    10,000               379,600
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
New Focus, Inc.*
                                                    50,000               625,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sycamore Networks, Inc.*
                                                    38,000               380,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       3,433,915

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Telecom Services                              2.7%

-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
China Unicom Limited ADR*
                                                    45,000               486,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
United Pan-Europe Comm. NV ADR, Class A*
                                                    75,000               482,812
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         968,812

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Common Stocks  (Cost $71,015,100)
                                                                      27,963,741

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Short-term Investments  (Cost $5,869,777)             16.2%
                                                                       5,869,777

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investments  (Cost $76,884,877) (a)                   93.3%
                                                                      33,833,518

-------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Short Sales  (Proceeds $1,097,463)                   (1.8)%
                                                                       (650,000)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Assets and Liabilities (Net)                           8.5%

                                                                       3,068,413

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Assets                                                 100.0%  $  36,251,931
-----------------------------------==========-----------------==================
-----------------------------------==========-----------------==================

-------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   Shares                  Value

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Schedule of Short Sales                     (1.8)%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
KPMG Consulting, Inc.                                                $   650,000
                                                                          50,000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(Proceeds $1,097,463)                                                $   650,000
--------------------------------------------------------------==================
--------------------------------------------------------------==================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
*  Non-income producing

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ADR  American depositary receipt
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(a) The cost for federal income tax purposes was $76,884,877. At March 31, 2001, net unrealized
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       depreciation for all securities (excluding securities sold short) based on tax cost was
$43,051,359.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       This consists of aggregate gross unrealized appreciation for all securities of $1,777,023 and aggregate gross unrealized depreciation for all securities of $44,828,382
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------